Short positions	12 Months Ended
Dec. 31, 2017
Short positions
Short positions

19 Short positions

	2017	2016
	£m	£m
Debt securities
- Government	26,381	20,979
- Other issuers	2,145	1,095
Equity shares	1	3

	28,527	22,077

Note:

(1)	All short positions are classified as held-for-trading.